Segment Reporting - Schedule of Revenue by Geographic Location (Details) - USD ($)		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of Revenue by Geographic Location [Line Items]
Revenue by geographic location		$ 17,128,067	$ 17,186,677	$ 13,971,743
United States of America [Member]
Schedule of Revenue by Geographic Location [Line Items]
Revenue by geographic location		10,932,062	13,094,560	10,244,648
Europe [Member]
Schedule of Revenue by Geographic Location [Line Items]
Revenue by geographic location		4,566,499	2,119,315	1,841,001
Canada [Member]
Schedule of Revenue by Geographic Location [Line Items]
Revenue by geographic location		464,495	614,951	826,865
Japan [Member]
Schedule of Revenue by Geographic Location [Line Items]
Revenue by geographic location		208,177	507,214	417,928
Others [Member]
Schedule of Revenue by Geographic Location [Line Items]
Revenue by geographic location	[1]	$ 956,834	$ 850,637	$ 641,301

[1]	No revenue from any other country amounted to 5 per cent or more of the Company’s revenue.